SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 16 – SEGMENT INFORMATION

The Company has one reportable segment, private aviation services, managed on a consolidated basis by the CEO who is the CODM. The private aviation services segment provides airplane sales and software-as-a-service subscriptions. The Company derives revenue primarily in North America and manages the business activities on a consolidated basis.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance and decides how to allocate resources based on net income (loss) from continuing operations before income taxes that is also reported on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as consolidated total assets.

The CODM allocates resources and evaluates performance based on net income (loss) from continuing operations before income taxes, which is the Company’s measure of segment profit or loss. The CODM considers year-over-year variances for net income (loss) from continuing operations before taxes when making decisions about how to utilize the Company’s resources.

The components of segment profit or loss were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Revenue	$381	$38,466	$50,719	$38,695
Less:
Cost of revenue	123	32,071	42,198	32,157
Selling, general and administrative(1)	2,822	4,262	7,687	12,390
(Gain) Loss on fair value adjustment of financial instruments	539	—	1,289	2,982
Interest income (expense), net	(27)	3,234	3,602	5,603
Add:
Other(2)	5,679	56	9,990	214
Net income (loss) from continuing operations before income taxes	$2,603	$(1,045)	$5,933	$(14,223)

(1)	Includes amounts for depreciation and amortization expense.

(2)	Other includes gains of $5.7 million and $10.0 million for settlements of deposits and other liabilities at a discount for the three and nine months ended September 30, 2025, respectively.